Financial risk management - Summary Of Contractual Electricity Supply Profile (Detail) - GWh	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Average expected coverage	78.00%	25.00%
More than one year
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Average expected coverage	207.00%
Amounts due between one and five years
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Average expected coverage	104.00%
Amounts due after five years
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Average expected coverage	57.00%
The Netherlands
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Total	2,499
The Netherlands | More than one year
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Total	282
The Netherlands | Amounts due between one and five years
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Total	1,068
The Netherlands | Amounts due after five years
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Total	1,149
Germany
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Total	1,022
Germany | More than one year
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Total	107
Germany | Amounts due between one and five years
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Total	427
Germany | Amounts due after five years
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Total	488